COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Business Combination Marketing Agreement

The Company engaged the joint book-running managers in the Initial Public Offering as advisors in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the joint book-running managers aggregate cash fees for such services upon the consummation of a Business Combination in an amount equal to $3,240,000 (exclusive of any applicable finders’ fees which might become payable). If a proposed Business Combination is not consummated for any reason during the 18-month period from the closing of the Initial Public Offering (as such period may be extended), no fee will be due or payable to the advisors.

Fee Arrangements

Following the Initial Public Offering, the Company entered into a letter agreement with a member of the Company’s board of directors that provides for a success fee to be paid to such director upon consummation of a Business Combination with a target business introduced to the Company by such director in an amount equal to 0.6% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the agreement.

In addition, the Company entered into several letter agreements with unaffiliated third parties that provide for a success fee to be paid to each such third party upon consummation of a Business Combination with a target business introduced to the Company by such third party in amounts ranging from 0.75% to 1.0% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the various agreements.

Related to the business combination with Stryve, Andina entered into engagement letters with Cowen and Craig-Hallum, to be financial advisor and placement agents to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents.

Registration Rights

Pursuant to a registration rights agreement entered into on January 28, 2019, the holders of the insider shares, as well as the holders of the Private Units (and underlying securities) and any securities issued in payment of working capital loans made to the Company, are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on January 28, 2019. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Ordinary Shares are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and their designees) may participate in a “piggy-back” registration only during the seven-year period beginning January 28, 2019. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

ANDINA ACQUISITION CORP. III

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020